Commitments and Contingencies (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 29, 2018	Aug. 31, 2018	Feb. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019	Apr. 27, 2018
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligation, due in next twelve months				$ 8,653
Contractual obligation				14,743
Initial term of lease			63 months
Lease commencement date			Jan. 01, 2018
Buy-out of obligations lease			$ 600
Common stock, aggregate amount				$ 0	$ 0	$ 0
Lorem Vascular [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Percentage of common stock to be purchased							5.00%
Common stock, aggregate amount							$ 5,000
Amended complaint dismissal date				Oct. 01, 2018
Bimini Technologies LLC | Demand for Arbitration [Member] | Sale and Exclusive License/Supply Agreement [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Potential milestone payment due upon acheivement of gross profit		$ 1,000
Gross profit from sale of company’s puregraft product line		10,000
Potential milestone payment claimed		$ 1,000
Proceeds from milestone payment	$ 1,000
Pre-clinical Research Study Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligation, due in next twelve months				$ 1,800		1,800
Contractual obligation				3,000		$ 2,500
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Rent expense				$ 1,400	$ 1,600